Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Receivables Text Block [Abstract]
Schedule of trade and other receivables, net

	As of December 31
	2023	2022
Trade receivables, net of discounts [1]	$133,116	$106,824
Other receivables	8,648	11,657
Impairment of trade and other receivables [2]	(16,910)	(12,065)
Trade receivables, net of discounts and impairment	$124,854	$106,416
[1]Discount and return provision amounts to 30,867 (2022: 22,240)
[2]Total impairment balance is comprised of 14,509 (2022: 10,768) for trade receivables and $2,401 (2022$1,297) for other receivables.